Commitments and Contingencies (Details Textual)	1 Months Ended									12 Months Ended
	Mar. 16, 2017 USD ($)	Mar. 16, 2017 CNY (¥)	Nov. 29, 2016 USD ($)	Nov. 29, 2016 CNY (¥)	Oct. 18, 2016	Sep. 24, 2016 USD ($)	Sep. 24, 2016 CNY (¥)	Nov. 10, 2012 USD ($)	Nov. 10, 2012 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 16, 2017 CNY (¥)
Commitments and Contingencies (Textual)
Other payables and accrued liabilities										$ 4,027,858		¥ 27,311,296
Loss contingency damages paid value						$ 123,883	¥ 840,000
Description of illegal occupation of land settlement in court

(1) return 7,137.26 square meters of land which the Company occupied illegally;

(2) dismantle the new buildings and other facilities on the 7,137.26 square meters of land which the Company occupied illegally, and restore the original appearance of the land;

(3) pay a fine on the basis that illegal occupation of 5,951.4 square meters of general cultivated land at a fine of RMB 16.00 per square meter, i.e. $14,043 (RMB 95,222), and 1,185.86 square meters of other land fines per square meter RMB 3.00, i.e. $525 (RMB 3,558) , resulting in a total of $14,568 (RMB 98,780).

litigation costs	$ 15,389	¥ 104,346				$ 3,349	¥ 22,708
Loan principal amount	$ 1,769,755												¥ 12,000,000
Guarantee will expires date	Jan. 05, 2018	Jan. 05, 2018
Guaranteed amount										1,785,144
Unpaid amounts of other payables										106,366		721,225
Guarantee amount issued by individuals										1,210,632	¥ 8,208,809
Unpaid occupation of land			$ 24,892	¥ 168,780,000
Pay a fine amount			$ 10,324	¥ 70,000
Bank loan of unrelated amount										1,800,000
Xuchang Tongli [Member]
Commitments and Contingencies (Textual)
Guaranteed amount										1,785,144	12,104,346
Unpaid amounts of other payables										411,810		2,792,317
Purchase commitment contract amount paid										127,230		862,708
Bank loans										361,784		2,453,111,000
Purchase capital lease obligations										24,892	¥ 168,780
Xian Oriental Fuxing [Member]
Commitments and Contingencies (Textual)
Related to purchase commitment								$ 411,468	¥ 2,790,000
Purchase commitment contract amount paid										$ 287,585		¥ 1,950,000